UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 04665

Commonwealth International Series Trust

(Exact name of registrant as specified in charter)

791 Town & Country Blvd.

Houston, TX 77024-3925

(Address of principal executive offices) (Zip code)

CT Corporation System

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-345-1898

Date of fiscal year end: 10/31

Date of reporting period: 1/31/17

Item 1.	Schedule of Investments.

Commonwealth Australia/New Zealand Fund

Schedule of Investments (Unaudited)

January 31, 2017

Shares		Fair Value
Common Stocks — 89.2%
Australia — 16.4%
Biotechnology — 0.6%
1,500	CSL Ltd.	$127,701

Casinos & Gaming — 1.0%
24,000	Crown Resorts Ltd.	207,414

Diversified Chemicals — 0.1%
50,000	Alexium International Group Ltd. *	24,828

Diversified Support Services — 0.5%
13,000	Brambles Ltd.	102,593

Education Services — 0.8%
61,230	G8 Education Ltd.	165,712

Gas Utilities — 0.9%
30,000	APA Group	191,494

Health Care Equipment — 1.8%
4,000	Cochlear Ltd.	379,562

Health Care Facilities — 1.0%
4,000	Ramsay Health Care Ltd.	202,562

Health Care Services — 2.1%
27,368	Sonic Healthcare Ltd.	431,963

Human Resource & Employment Services — 1.0%
20,000	SEEK Ltd.	218,937

Multi-Utilities & Unregulated Power — 2.2%
26,511	AGL Energy Ltd.	454,210

Oil & Gas Exploration & Production — 1.0%
8,711	Woodside Petroleum Ltd.	208,414

Property & Casualty Insurance — 2.3%
20,000	QBE Insurance Group Ltd.	189,523
30,444	Suncorp Group Ltd.	300,724

		490,247

Specialty Stores — 0.9%
200,000	Michael Hill International Ltd.	194,830

Trading Companies & Distributors — 0.2%
5,643	Silver Chef Ltd.	38,501

		3,438,968

New Zealand — 72.8%
Air Freight & Logistics — 8.0%
200,000	Fliway Group Ltd.	170,213
173,540	Freightways Ltd.	889,981
40,000	Mainfreight Ltd.	613,353

		1,673,547

Airport Services — 1.2%
72,000	Airwork Holdings Ltd.	258,841

Education Services — 2.3%
578,651	Evolve Education Group Ltd.	479,733

Electric Utilities — 4.1%
200,000	Genesis Energy Ltd.	316,948
260,777	Infratil Ltd.	549,105

		866,053

Electronic Equipment Manufacturers — 0.6%
478,802	ikeGPS Group Ltd. *	121,193

Health Care Equipment — 0.5%
16,000	Fisher & Paykel Healthcare Corp. Ltd.	102,010

Health Care Facilities — 5.6%
280,000	Arvida Group Ltd.	275,275
140,000	Ryman Healthcare Ltd.	894,644

		1,169,919

Health Care Services — 2.1%
67,163	Abano Healthcare Group Ltd.	443,483

Home Furnishing Retail — 2.6%
183,520	Briscoe Group Ltd.	535,884

Home Furnishings — 0.7%
268,510	Cavalier Corp. Ltd. *	155,629

Hotels, Resorts & Cruise Lines — 1.0%
100,000	Millennium & Copthorne Hotels New Zealand Ltd.	209,098

Industrial Machinery — 5.0%
541,459	Scott Technology Ltd.	864,030
150,000	Skellerup Holdings Ltd.	173,881

		1,037,911

Marine Ports & Services — 22.0%
81,425	Marsden Maritime Holdings Ltd.	214,465
75,000	Port of Tauranga Ltd.	230,558
970,540	South Port New Zealand Ltd.	4,165,561

		4,610,584

Oil & Gas Refining, Marketing & Transportation — 2.3%
245,157	New Zealand Refining Co., Ltd.	485,637

Packaged Foods & Meats — 0.5%
20,000	Sanford Ltd.	104,182

Personal Products — 0.6%
25,000	Comvita Ltd.	130,961

Property & Casualty Insurance — 0.6%
200,000	TOWER Ltd.	120,323

Reinsurance — 3.3%
255,000	CBL Corp. Ltd.	701,577

Renewable Electricity — 3.3%
150,000	Meridian Energy Ltd.	289,435
233,145	Tilt Renewables Ltd.	393,422

		682,857

See accompanying notes to schedules of investments.

Specialized Finance — 5.8%
1,052,706	Heartland Bank Ltd.	1,220,305

Wireless Telecommunication Services — 0.7%
415,473	TeamTalk Ltd.	137,170

		15,246,897

Total Common Stocks (Cost $11,653,721)		18,685,865

Corporate Bonds — 3.0%
New Zealand — 3.0%

Principal
Banks — 3.0%
900,000	Credit Agricole SA, 5.04%, 12/29/49 (1)(2)(3)	620,690

Total Corporate Bonds (Cost $469,188)		620,690

Short-Term Investments — 2.3%

Shares
487,007	Federated Government Obligations Fund, Institutional Class, 0.45% (4)	487,007

Total Short-Term Investments (Cost $487,007)		487,007

Total Investments (Cost $12,609,916) — 94.5%		19,793,562

Other Assets in Excess of Liabilities — 5.5%		1,154,330

Net Assets — 100.0%		$20,947,892

*	Non-income producing security.
(1)	Callable.
(2)	Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect at January 31, 2017.
(3)	Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.
(4)	Rate disclosed is the seven day effective yield as of January 31, 2017.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes to schedules of investments.

Africa Fund

Schedule of Investments (Unaudited)

January 31, 2017

Shares		Fair Value
Common Stocks — 76.1%
Egypt — 2.3%
Diversified Banks — 0.8%
5,000	Commercial International Bank Egypt SAE	$19,875

Wireless Telecommunication Services — 1.5%
20,000	Global Telecom Holding SAE GDR *	36,200

		56,075

South Africa — 73.8%
Agricultural Products — 1.7%
8,000	Crookes Brothers Ltd.	41,268

Airlines — 0.5%
35,000	Comair Ltd.	12,729

Apparel Retail — 0.5%
1,000	Mr. Price Group Ltd.	12,073

Asset Management & Custody Banks — 1.3%
6,500	Coronation Fund Managers Ltd.	32,184

Automotive Retail — 0.9%
15,000	Combined Motor Holdings Ltd.	21,989

Cable & Satellite — 2.6%
400	Naspers Ltd., N Shares	63,471

Coal & Consumable Fuels — 0.7%
2,000	Exxaro Resources Ltd.	15,783

Construction & Engineering — 1.7%
9,000	Murray & Roberts Holdings Ltd.	7,482
3,000	Wilson Bayly Holmes-Ovcon Ltd.	32,605

		40,087

Department Stores — 0.7%
3,046	Woolworths Holdings Ltd.	16,764

Distributors — 1.2%
2,400	Imperial Holdings Ltd. ADR	29,988

Diversified Banks — 10.3%
2,850	Capitec Bank Holdings Ltd.	148,500
3,000	Nedbank Group Ltd.	51,706
4,800	Standard Bank Group Ltd. ADR	51,840

		252,046

Diversified Metals & Mining — 0.1%
92,847	eXtract Group Ltd. *	2,067

Environmental & Facilities Services — 1.3%
400,000	Interwaste Holdings Ltd. *	32,658

Food Distributors — 2.2%
3,167	Bid Corp. Ltd.	54,594

Food Retail — 2.9%
5,400	Shoprite Holdings Ltd. ADR	71,712

Gold — 1.8%
2,000	AngloGold Ashanti Ltd. ADR *	25,420
5,000	Gold Fields Ltd. ADR	17,550

		42,970

Health Care Facilities — 1.4%
3,562	Mediclinic International Ltd.	35,184

Human Resource & Employment Services — 0.9%
20,000	Adcorp Holdings Ltd.	21,525

Industrial Conglomerates — 2.0%
4,167	Bidvest Group Ltd.	49,041

Industrial Machinery — 1.1%
11,000	Howden Africa Holdings Ltd. *	26,126

Integrated Oil & Gas — 2.0%
1,600	Sasol Ltd. ADR	47,776

Life & Health Insurance — 5.7%
50,000	Clientele Ltd.	63,090
9,000	Discovery Ltd.	76,868

		139,958

Marine — 1.5%
35,000	Grindrod Ltd.	36,759

Other Diversified Financial Services — 10.5%
18,666	African Phoenix Investments Ltd. * (1)	—
50,000	Alexander Forbes Group Holdings Ltd.	26,535
14,300	FirstRand Ltd.	53,282
10,400	PSG Group Ltd.	175,133

		254,950

Packaged Foods & Meats — 8.1%
4,000	Astral Foods Ltd.	45,006
4,000	Pioneer Foods Group Ltd.	49,251
27,559	RCL Foods Ltd.	27,103
60,000	Sovereign Food Investments Ltd. *	35,182
1,400	Tiger Brands Ltd.	42,148

		198,690

Pharmaceuticals — 0.9%
1,000	Aspen Pharmacare Holdings Ltd.	22,861

Precious Metals & Minerals — 2.2%
800	Anglo American Platinum Ltd. *	20,858
8,000	Impala Platinum Holdings Ltd. *	31,732

		52,590

Technology Distributors — 1.2%
20,700	Pinnacle Holdings Ltd.	28,562

Trading Companies & Distributors — 2.2%
4,300	Barloworld Ltd.	35,171
4,000	Invicta Holdings Ltd.	17,977

		53,148

See accompanying notes to schedules of investments.

Trucking — 0.8%
87,364	Value Group Ltd.	20,231

Wireless Telecommunication Services — 2.9%
4,000	MTN Group Ltd. ADR	37,040
3,000	Vodacom Group Ltd.	33,623

		70,663

		1,800,447

Total Common Stocks (Cost $1,933,763)		1,856,522

Exchange-Traded Funds — 12.8%
22,200	Global X MSCI Nigeria ETF	92,798
10,340	VanEck Vectors Africa Index ETF	219,724

Total Exchange-Traded Funds (Cost $521,532)		312,522

Soverign Bonds — 0.6%

Principal
South Africa — 0.6%
200,000	South Africa Government Bond, 8.00%, 12/21/18 (2)	14,871

Total Soverign Bonds (Cost $26,273)		14,871

Short-Term Investments — 2.7%

Shares
67,235	Federated Government Obligations Fund, Institutional Class, 0.45% (3)	67,235

Total Short-Term Investments (Cost $67,235)		67,235

Total Investments (Cost $2,548,803) — 92.2%		2,251,150

Other Assets in Excess of Liabilities — 7.8%		189,240

Net Assets — 100.0%		$2,440,390

*	Non-income producing security.
(1)	Security is being fair valued in accordance with the Trust’s fair valuation policies.
(2)	Principal amount shown in South African Rand; value shown in U.S. Dollars.
(3)	Rate disclosed is the seven day effective yield as of January 31, 2017.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes to schedules of investments.

Commonwealth Japan Fund

Schedule of Investments (Unaudited)

January 31, 2017

Shares		Fair Value
Common Stocks — 97.2%
Air Freight & Logistics — 3.9%
4,000	Kintetsu World Express, Inc.	$55,273
7,000	Yamato Holdings Co., Ltd.	141,339

		196,612

Auto Parts & Equipment — 2.7%
6,000	NGK Spark Plug Co., Ltd.	135,205

Brewers — 2.3%
7,000	Kirin Holdings Co., Ltd.	114,584

Construction & Engineering — 6.3%
33,000	Kajima Corp.	230,046
6,000	Taihei Dengyo Kaisha Ltd.	57,505
6,000	Takada Corp.	32,792

		320,343

Distributors — 0.9%
5,200	Yamae Hisano Co., Ltd.	47,442

Diversified Real Estate Activities — 3.5%
3,000	Mitsui Fudosan Co., Ltd.	69,529
4,000	Sumitomo Realty & Development Co., Ltd.	108,561

		178,090

Drug Retail — 2.3%
2,500	Sugi Holdings Co., Ltd.	116,258

Electric Utilities — 1.7%
7,000	Tohoku Electric Power Co., Inc.	85,318

Electronic Equipment & Instruments — 1.1%
10,000	Hitachi Ltd.	57,363

Food Retail — 1.1%
3,000	Maxvalu Kyushu Co., Ltd.	53,200

Health Care Equipment — 6.2%
9,000	CYBERDYNE, Inc. *	126,835
5,000	Terumo Corp.	184,685

		311,520

Health Care Supplies — 9.5%
7,500	Asahi Intecc Co., Ltd.	305,594
4,000	Hoya Corp.	174,392

		479,986

Household Products — 2.7%
6,000	Unicharm Corp.	134,993

Industrial Machinery — 5.6%
700	FANUC Corp.	137,433
28,000	Meidensha Corp.	95,487
5,000	Torishima Pump Manufacturing Co., Ltd.	49,515

		282,435

IT Consulting & Other Services — 2.5%
5,000	INES Corp.	51,065
1,500	Otsuka Corp.	77,196

		128,261

Leisure Products — 3.8%
2,000	Sankyo Co., Ltd.	66,876
800	Shimano, Inc.	126,206

		193,082

Life & Health Insurance — 5.8%
11,000	Dai-ichi Life Insurance Co., Ltd.	200,912
6,000	T&D Holdings, Inc.	89,473

		290,385

Marine — 2.6%
30,000	Kawasaki Kisen Kaisha Ltd.	73,077
18,000	Mitsui Osk Lines Ltd.	57,398

		130,475

Pharmaceuticals — 2.8%
1,200	Sosei Group Corp. *	139,138

Railroads — 14.3%
1,500	East Japan Railway Co.	135,923
4,400	Hankyu Hanshin Holdings, Inc.	149,271
13,000	Keikyu Corp.	152,575
18,000	Keio Corp.	147,960
10,000	Nishi-Nippon Railroad Co., Ltd.	44,289
18,000	Tobu Railway Co., Ltd.	91,359

		721,377

Regional Banks — 0.8%
4,000	Nishi-Nippon Financial Holdings, Inc. *	42,057

Retail REITs — 2.2%
70	Fukuoka REIT Corp.	112,352

Soft Drinks — 2.3%
4,000	Coca-Cola West Co., Ltd.	116,037

Specialized Finance — 1.7%
13,000	Kyushu Leasing Service Co., Ltd.	87,400

Specialty Chemicals — 1.0%
3,000	JSR Corp.	51,552

Tires & Rubber — 3.1%
10,000	Sumitomo Rubber Industries Ltd.	156,340

Trading Companies & Distributors — 1.9%
16,000	Marubeni Corp.	97,450

Trucking — 2.6%
3,600	Daiichi Koutsu Sangyo Co., Ltd.	49,395
15,000	Nippon Express Co., Ltd.	79,587

		128,982

Total Common Stocks(Cost $3,170,108)		4,908,237

Short-Term Investments — 3.0%

154,261	Federated Government Obligations Fund, Institutional Class, 0.45% (1)	154,261

Total Short-Term Investments (Cost $154,261)		154,261

Total Investments (Cost $3,324,369) — 100.2%		5,062,498

Liabilities in Excess of Other Assets — (0.2)%		(12,222)

Net Assets — 100.0%		$5,050,276

*	Non-income producing security.
(1)	Rate disclosed is the seven day effective yield as of January 31, 2017.

REIT – Real Estate Investment Trust

The industries shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes to schedules of investments.

Commonwealth Global Fund

Schedule of Investments (Unaudited)

January 31, 2017

Shares		Fair Value
Common Stocks — 89.9%
Bermuda — 2.3%
Reinsurance — 2.3%
20,000	Maiden Holdings Ltd.	$355,000

Canada — 1.6%
Office REITs — 1.6%
10,000	Brookfield Canada Office Properties	240,100

Chile — 2.1%
Brewers — 2.1%
14,401	Cia Cervecerias Unidas SA ADR	325,319

Denmark — 1.7%
Diversified Banks — 1.7%
15,000	Danske Bank A/S ADR	250,800

France — 2.7%
Diversified Chemicals — 2.7%
4,130	Arkema SA ADR	408,341

Germany — 3.0%
Industrial Conglomerates — 3.0%
3,500	Siemens AG ADR	454,895

India — 1.8%
Diversified Banks — 1.8%
4,000	HDFC Bank Ltd. ADR	275,720

Israel — 3.4%
Application Software — 2.5%
5,500	NICE-Systems Ltd. ADR	385,990

Pharmaceuticals — 0.9%
4,000	Teva Pharmaceutical Industries Ltd. ADR	133,720

		519,710

Japan — 5.6%
Consumer Electronics — 1.0%
5,000	Sony Corp. ADR	151,350

Electrical Components & Equipment — 2.3%
15,000	Nidec Corp. ADR	351,075

Tires & Rubber — 2.3%
19,000	Bridgestone Corp.	344,660

		847,085

Mexico — 2.2%
Broadcasting & Cable TV — 2.2%
15,000	Grupo Televisa SA ADR	336,000

Norway — 2.3%
Multi-Line Insurance — 2.3%
20,000	Gjensidige Forsikring ASA ADR	344,930

Republic of South Korea — 2.1%
Wireless Telecommunication Services — 2.1%
15,000	SK Telecom Co., Ltd. ADR	322,500

South Africa — 2.1%
Food Retail — 2.1%
24,000	Shoprite Holdings Ltd. ADR	318,720

Switzerland — 5.2%
Packaged Foods & Meats — 2.8%
5,750	Nestle SA ADR	421,015

Pharmaceuticals — 2.4%
12,000	Roche Holding AG ADR	359,520

		780,535

United Kingdom — 11.0%
Distillers & Vintners — 2.1%
2,800	Diageo PLC ADR	313,684

Integrated Oil & Gas — 1.9%
8,181	BP PLC ADR	294,352

Life & Health Insurance — 2.1%
15,125	Old Mutual PLC ADR	316,182

Packaged Foods & Meats — 2.4%
9,000	Unilever NV	365,850

Pharmaceuticals — 1.7%
6,500	GlaxoSmithKline PLC ADR	255,515

Wireless Telecommunication Services — 0.8%
5,000	Vodafone Group PLC ADR	124,500

		1,670,083

United States — 40.8%
Biotechnology — 3.0%
2,750	United Therapeutics Corp. *	449,983

Communications Equipment — 2.1%
30,000	KVH Industries, Inc. *	312,000

Construction & Engineering — 0.4%
1,500	AECOM *	55,395

Construction Machinery & Heavy Trucks — 3.1%
18,000	Miller Industries, Inc.	477,000

Diversified Banks — 3.0%
8,161	Wells Fargo & Co.	459,709

Gas Utilities — 1.2%
3,000	Northwest Natural Gas Co.	176,700

Hardware, Storage & Peripherals — 2.3%
9,000	NetApp, Inc.	344,880

Health Care Facilities — 2.0%
5,000	LifePoint Health, Inc. *	296,750

Health Care Services — 0.2%
15,400	Nobilis Health Corp. *	33,110

Health Care Supplies — 1.9%
5,000	Dentsply Sirona, Inc.	283,500

See accompanying notes to schedules of investments.

Household Products — 2.0%
3,500	Procter & Gamble Co./The	306,600

Industrial Machinery — 1.4%
10,000	Briggs & Stratton Corp.	216,600

Integrated Oil & Gas — 1.8%
2,500	Chevron Corp.	278,375

Life Sciences Tools & Services — 2.0%
2,000	Thermo Fisher Scientific, Inc.	304,780

Multi-Line Utilities & Unregulated Power — 2.3%
8,000	Public Service Enterprise Group, Inc.	354,000

Oil & Gas Equipment & Services — 2.2%
6,000	Halliburton Co.	339,420

Packaged Foods & Meats — 1.9%
3,000	Cal-Maine Foods, Inc.	125,100
8,600	Pilgrim’s Pride Corp. *	164,604

		289,704

Railroads — 3.8%
2,250	Genesee & Wyoming, Inc., Class A *	169,560
3,500	Norfolk Southern Corp.	411,110

		580,670

Reinsurance — 1.8%
14,000	Blue Capital Reinsurance Holdings Ltd.	266,700

Semiconductors — 2.4%
4,000	Skyworks Solutions, Inc.	366,960

		6,192,836

Total Common Stocks (Cost $10,345,831)		13,642,574

Exchange-Traded Funds — 1.6%
7,500	iShares MSCI United Kingdom ETF	235,875

Total Exchange-Traded Funds (Cost $237,938)		235,875

Call Options — 0.6%
United States — 0.6%
30	Apple, Inc., Strike Price: $90, Expiration 1/19/18 *	96,000

Total Call Options (Cost $67,441)		96,000

Short-Term Investments — 8.1%
1,221,894	Federated Government Obligations Fund, Institutional Class, 0.45% (1)	1,221,894

Total Short-Term Investments (Cost $1,221,894)		1,221,894

Total Investments (Cost $11,873,104) — 100.2%		15,196,343

Liabilities in Excess of Other Assets — (0.2)%		(24,572)

Net Assets — 100.0%		$15,171,771

*	Non-income producing security.
(1)	Rate disclosed is the seven day effective yield as of January 31, 2017.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

PLC — Public Limited Company

The industries shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes to schedules of investments.

Commonwealth Real Estate Securities Fund

Schedule of Investments (Unaudited)

January 31, 2017

Shares		Fair Value
Common Stocks — 95.0%
Airport Services — 1.9%
1,300	Grupo Aeroportuario del Sureste SAB de CV ADR	$188,331

Alternative Carriers — 0.2%
500	Zayo Group Holdings, Inc. *	15,980

Building Products — 2.7%
1,700	Lennox International, Inc.	266,577

Construction & Engineering — 2.6%
2,000	Kajima Corp. ADR	139,960
30,000	Stuart Olson, Inc.	121,800

		261,760

Construction Materials — 7.2%
27,669	Cemex SAB de CV ADR *	256,215
25,000	James Hardie Industries PLC ADR	394,250
30	Martin Marietta Materials, Inc.	6,888
400	Vulcan Materials Co.	51,332

		708,685

Diversified Real Estate Activities — 1.3%
11,900	Lend Lease Group ADR	126,676

Diversified REITs — 6.1%
500	STORE Capital Corp.	11,830
1,207	Vornado Realty Trust	128,316
6,000	Washington Real Estate Investment Trust	188,700
4,470	WP Carey, Inc.	276,872

		605,718

Health Care REITs — 1.1%
4,207	Care Capital Properties, Inc.	103,955
400	Quality Care Properties, Inc. *	7,384

		111,339

Home Improvement Retail — 4.1%
325	Home Depot, Inc./The	44,714
20,000	Kingfisher PLC ADR	173,200
2,600	Lowe’s Cos., Inc.	190,008

		407,922

Homebuilding — 3.9%
20,000	Gafisa SA ADR	30,600
50	NVR, Inc. *	92,900
4,500	Toll Brothers, Inc. *	141,120
5,200	WCI Communities, Inc. *	121,680

		386,300

Hotel & Resort REITs — 0.8%
5,200	Summit Hotel Properties, Inc.	82,316

Hotels, Resorts & Cruise Lines — 4.0%
4,511	InterContinental Hotels Group PLC ADR	209,446
35	Marriott International, Inc., Class A	2,961
3,024	Ryman Hospitality Properties, Inc.	185,008

		397,415

Industrial REITs — 2.7%
3,000	EastGroup Properties, Inc.	212,310
2,000	Monmouth Real Estate Investment Corp.	29,200
1,000	STAG Industrial, Inc.	23,140

		264,650

Integrated Telecommunication Services — 2.1%
2,000	SBA Communications Corp., Class A *	210,520

Mortgage REITs — 2.6%
13,500	Annaly Capital Management, Inc.	137,970
3,100	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	56,668
4,534	Ladder Capital Corp.	61,481

		256,119

Office REITs — 9.5%
1,850	Alexandria Real Estate Equities, Inc.	205,017
2,450	Boston Properties, Inc.	320,705
3,000	Douglas Emmett, Inc.	113,520
2,720	SL Green Realty Corp.	296,398

		935,640

Real Estate Development — 0.5%
600	China Overseas Land & Investment Ltd. ADR	53,239

Real Estate Operating Companies — 4.7%
9,205	Farmland Partners, Inc.	104,569
9,700	Gladstone Land Corp.	116,982
5,046	IRSA Inversiones y Representaciones SA ADR	108,287
2,950	IRSA Propiedades Comerciales SA ADR	129,682

		459,520

Regional Banks — 2.6%
18,000	Regions Financial Corp.	259,380

Residential REITs — 4.4%
1,347	AvalonBay Communities, Inc.	233,449
900	Essex Property Trust, Inc.	201,870

		435,319

Restaurants — 1.2%
32,994	Luby’s, Inc. *	121,088

Retail REITs — 6.6%
4,985	Acadia Realty Trust	158,722
5,000	Brixmor Property Group, Inc.	120,650
4,000	National Retail Properties, Inc.	174,400
500	Simon Property Group, Inc. (1)	91,885
3,000	Tanger Factory Outlet Centers, Inc.	102,570

		648,227

Specialized REITs — 15.2%
350	CoreCivic, Inc.	10,164
1,200	CyrusOne, Inc.	57,792
2,095	DuPont Fabros Technology, Inc.	99,471
5,100	Extra Space Storage, Inc.	367,455
6,000	Global Self Storage, Inc.	27,660
2,000	HCP, Inc.	60,640
7,717	Host Hotels & Resorts, Inc.	139,446
5,000	Pebblebrook Hotel Trust	149,550
3,600	QTS Realty Trust, Inc., Class A	181,404
2,750	Ventas, Inc.	169,592
1,250	Welltower, Inc.	82,875
5,000	Weyerhaeuser Co.	156,650

		1,502,699

Thrifts & Mortgage Finance — 4.4%
10,002	Georgetown BanCorp, Inc.	258,552
8,675	Harleysville Savings Financial Corp.	174,454

		433,006

See accompanying notes to schedules of investments.

Wireless Telecommunication Services — 2.6%
2,500	American Tower Corp., Class A	258,750

Total Common Stocks (Cost $6,813,706)		9,397,176

Exchange-Traded Funds — 1.8%
8,500	Guggenheim China Real Estate ETF	177,012

Total Exchange-Traded Funds (Cost $144,153)		177,012

Short-Term Investments — 4.0%
393,826	Federated Government Obligations Fund, Institutional Class, 0.45% (2)	393,826

Total Short-Term Investments (Cost $393,826)		393,826

Total Investments (Cost $7,351,685) — 100.8%		9,968,014

Liabilities in Excess of Other Assets — (0.8)%		(81,759)

Net Assets — 100.0%		$9,886,255

*	Non-income producing security.

(1)	Subject to call options written.
(2)	Rate disclosed is the seven day effective yield as of January 31, 2017.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

The industries shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

Commonwealth Real Estate Securities Fund

Schedule of Written Options (Unaudited)

January 31, 2017

Written Call Options — (0.0%)
Contracts	Fair Value
(5) Simon Property Group, Inc., Strike Price: $230, Expiration 1/19/18	$(820)

Total Written Call Options (Premiums Received $4,735)	$(820)

See accompanying notes to schedules of investments.

At January 31, 2017, the gross unrealized appreciation (depreciation) on investments, foreign currency translations and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Gross unrealized appreciation	$8,178,435	$284,228	$1,860,494	$3,440,647	$2,964,221
Gross unrealized depreciation	(994,789)	(581,881)	(138,949)	(185,393)	(351,597)

Net unrealized appreciation (depreciation) on investments	$7,183,646	$(297,653)	$1,721,545	$3,255,254	$2,612,624

Tax cost of investments	$12,609,916	$2,548,803	$3,340,953	$11,941,089	$7,355,390

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency translations and passive foreign investment companies (‘‘PFICs’’).

Commonwealth International Series Trust

Notes to Schedules of Investments (Unaudited)

January 31, 2017

The Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund, the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) (each a “Fund” and collectively the “Funds”) are each an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Valuation of Securities – Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing agent. The pricing agent may use one or more pricing models. Short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost only if the Commonwealth International Series Trust (the “Trust”) can reasonably conclude, at each time it makes a valuation determination, that the amortized cost value of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing agent. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing agent on any day when certain conditions are met. The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing agent to assist in the fair valuing of these foreign securities. The agent utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. In the Australia/New Zealand Fund and Japan Fund, the measure is based on a comparison between the S&P 500® Futures Index at the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close.

In the Africa Fund, the measure is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

Fair Value Measurements – The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks and exchange-traded funds. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments in other open-end registered investment companies, including money market funds, are valued at net asset value. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate and Sovereign Bonds. The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2017:

	Australia/New Zealand Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(1)	$13,325,983	$5,359,882	$—		$18,685,865
Corporate Bonds	620,690	—	—		620,690
Short-Term Investments	487,007	—	—		487,007

Total	$14,433,680	$5,359,882	$—		$19,793,562

	Africa Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(1)	$1,856,522	$—	$—	(2)	$1,856,522
Exchange-Traded Funds	312,522	—	—		312,522
Soverign Bonds	—	14,871	—		14,871
Short-Term Investments	67,235	—	—		67,235

Total	$2,236,279	$14,871	$—		$2,251,150

	Japan Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(1)	$4,908,237	$—	$—		$4,908,237
Short-Term Investments	154,261	—	—		154,261

Total	$5,062,498	$—	$—		$5,062,498

	Global Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(1)	$13,642,574	$—	$—		$13,642,574
Exchange-Traded Funds	235,875	—	—		235,875
Call Options	96,000	—	—		96,000
Short-Term Investments	1,221,894	—	—		1,221,894

Total	$15,196,343	$—	$—		$15,196,343

	Real Estate Securities Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(1)	$9,397,176	$—	$—		$9,397,176
Exchange-Traded Funds	177,012	—	—		177,012
Short-Term Investments	393,826	—	—		393,826

Total	$9,968,014	$—	$—		$9,968,014

(1)	All sub-categories within Common Stocks represent Level 1 or Level 2 evaluation status. For a detailed breakout by industry or country, please refer to the Schedules of Investments.
(2)	Due to the halt in trading of African Phoenix Investments Ltd. held in the Africa Fund, management has determined the fair value of these holdings to be $0, resulting in a Level 3 security held as of January 31, 2017.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedule of Investments, such as futures, written options and forwards. Please refer to Derivative Investments for additional information.

	Other Financial Instruments at Value
Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities Fund
Written Options	$(820)	$—	$—	$(820)

It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period. As described under Valuation of Securities, certain equity securities listed or traded on foreign exchanges may be valued by an independent fair value pricing agent on any day when certain conditions are met and classified in Level 2. When the securities are valued based on an exchange traded closing price, they are classified in Level 1. The following is a reconciliation of transfers between category levels as of October 31, 2016 and January 31, 2017:

	Australia/New Zealand Fund	Global Fund	Real Estate Securities Fund
Transfers into Level 1	$—	$661,112	$322,881
Transfers out of Level 1	(1,194,321)	—	—

Net Transfers in (out) of Level 1	$(1,194,321)	$661,112	$322,881

Transfers into Level 2	$1,194,321	$—	$—
Transfers out of Level 2	—	(661,112)	(322,881)

Net Transfers in (out) of Level 2	$1,194,321	$(661,112)	$(322,881)

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Commonwealth International Series Trust

By	/s/ Robert Scharar
Robert Scharar, President

Date 3/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert Scharar
Robert Scharar, President

Date 3/28/2017

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date 3/28/2017